Right-of-use-assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Changes in Carrying Amount of Right-of-use Assets

Changes in the carrying amount of right-of-use assets for the years ended December 31, 2025 and 2024, are reported in the following tables.

	Buildings	Vehicles	Total
Cost as at December 31, 2023	101,592	907	102,499
Additions	4,861	353	5,214
Disposals	(10,329)	(103)	(10,432)
Adjustments due to remeasurements	22	—	22
Adjustments due to modifications	182	93	275
Effect of translation adjustments	3,228	11	3,239
Cost as at December 31, 2024	99,556	1,261	100,817
Additions	9,074	224	9,298
Disposals	(14,510)	(55)	(14,565)
Adjustments due to remeasurements	476	—	476
Adjustments due to modifications	—	(161)	(161)
Effect of translation adjustments	(6,176)	(21)	(6,197)
Cost as at December 31, 2025	88,420	1,248	89,668

Accumulated depreciation and impairment loss as at Dec. 31, 2023	(51,686)	(369)	(52,055)
Depreciation	(10,372)	(271)	(10,643)
Disposals	8,299	103	8,402
Impairment loss	(458)	—	(458)
Adjustments due to remeasurements	—	—	—
Adjustments due to modifications	—	—	—
Effect of translation adjustments	(1,673)	(12)	(1,685)
Accumulated depreciation and impairment loss as at Dec. 31, 2024	(55,890)	(549)	(56,439)
Depreciation	(9,645)	(314)	(9,959)
Disposals	9,605	55	9,660
Impairment loss	(2,926)	—	(2,926)
Adjustments due to remeasurements	—	—	—
Adjustments due to modifications	(4)	160	156
Effect of translation adjustments	3,460	21	3,481
Accumulated depreciation and impairment loss as at Dec. 31, 2025	(55,400)	(627)	(56,027)

Net book value as at December 31, 2023	49,906	538	50,444
Net book value as at December 31, 2024	43,666	712	44,378
Net book value as at December 31, 2025	33,020	621	33,641

Summary of Breakdown of Right-of-use Assets Based on Geographical Location

The following tables show a breakdown of right-of-use assets based on geographical location of the cash generating units (mainly directly operated retail stores) in which they are included.

	31/12/25	31/12/24
United States of America	17,019	21,810
Italy	10,628	12,008
Spain	823	1,424
United Kingdom	914	4,591
China	2,665	2,923
Others	1,592	1,622
Total	33,641	44,378

Summary of amounts recognized in statement of net income loss

The following tables show the amounts recognized in profit or loss under IFRS 16 for the years ended December 31, 2025, 2024 and 2023.

	2025	2024	2023
Depreciation charge of right-of-use assets	9,959	10,643	12,021
Interest on lease liabilities	3,286	3,810	3,090
Expenses relating to short-term leases	1,721	1,970	2,326
Expenses relating to leases of low-value assets, excluding short-term leases	166	156	133
Total	15,132	16,579	17,570